ACQUISITIONS (Narrative) (Details) - USD ($)		6 Months Ended
	Mar. 18, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Contingent cash payment		$ 4,178,000		$ 4,486,000
Pro forma additional amortization of intangible assets related to the acquisition		682	$ 689
Appfluent [Member]
Business Acquisition [Line Items]
Ownership interests acquired	100.00%
Cash paid for entity	$ 10,997,000
Amount held in escrow deposit	$ 1,100,000
Period of amount held in escrow deposit	1 year
Number of shares issued for acquisition of entity	726,033
Fair value of shares issued for acquisition	$ 6,600,000
Contingent cash payment	$ 31,500,000	$ 1,616,000
Percentage of milestone-based contingent payments payable in cash	60.00%
Percentage of milestone-based contingent payments payable in ordinary shares	40.00%
Period used to calculate average price per share	30 days
Acquisition related costs	$ 561,000
Appfluent [Member] | Issued at closing [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity	581,862
Appfluent [Member] | Shares held-back to secure indemnity claims [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity	144,171
Payment obligations	$ 1,253,000